Annual Total Returns[BarChart] - Hartford Small Company HLS Fund - IA	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.36%)	15.64%	44.38%	7.07%	(8.21%)	2.04%	26.36%	(4.23%)	37.00%	55.52%